Condensed Interim Balance Sheet - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 4,210	R$ 2,550
Trade receivables	454	265
Inventories	6,047	4,380
Recoverable taxes	1,141	876
Derivative financial instruments	17	4
Dividends receivable		16
Other accounts receivable	51	59
Other current assets	102	72
Current assets other than non-current assets or disposal groups classified as held for sale	12,022	8,222
Assets held for sale	242	550
Total current assets	12,264	8,772
Non-current assets
Recoverable taxes	911	770
Deferred income tax and social contribution	23	45
Derivative financial instruments	105	28
Related parties	264	114
Restricted deposits for legal proceedings	71	119
Other non-current assets	8	10
Investments	823	789
Property, plant and equipment	16,935	10,320
Intangible assets	5,018	1,887
Total non-current assets	24,158	14,082
Total assets	36,422	22,854
Current liabilities
Trade payables, net	9,263	5,942
Borrowings and financing	323	433
Debentures and promissory notes	510	180
Payroll and related taxes	616	425
Lease liabilities	375	244
Related parties	1,340	368
Taxes payable	198	158
Income tax and social contribution payable	24
Deferred revenues	245	356
Dividends payable		168
Other current liabilities	599	370
Total current liabilities	13,493	8,644
Non-current liabilities
Trade payables, net	704
Borrowings and financing	1,238	1,154
Debentures and promissory notes	10,064	6,266
Provision for legal proceedings	159	205
Related parties	82
Lease liabilities	7,041	3,807
Deferred revenues	33
Other non-current liabilities	13	12
Total non-current liabilities	19,334	11,444
Shareholders´ equity
Share capital	1,258	788
Capital reserve	29	18
Earnings reserves	2,311	1,961
Other comprehensive income	(3)	(1)
Total shareholders’ equity	3,595	2,766
Total liabilities and shareholders´ equity	R$ 36,422	R$ 22,854